                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York            February 14, 2001
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                      0
                                            ---------------------------

Form 13F  Information Table Entry Total:              110
                                            ---------------------------

Form 13F  Information Table Value Total:    $    809,861,617
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]

         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2000

         Item 1:      Item 2:  Item 3:      Item 4:        Item 5:              Item 6:            Item 7:            Item 8:
                                                                            Investment Discretion                Voting Authority
                                                                                   (b)                                  (b)
                       Title   SEDOL/       Fair        SHARES                    Shared     (c)                       Shared
                        of     CUSIP       Market        PRN      SH  PUT/   (a)    As     Shared                        As     (c)
     Name of Issuer    Class   Number       Value       Amount   PRN  CALL  Sole  Defined   Other  Manager  (a) Sole   Defined  None
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                 COM     2008853  $17,951,063    423,000   SH                  x               1       423,000
AFFYMETRIX INC          COM    22249106  $ 9,602,438    129,000   SH                  x               1       129,000
AFLAC INC               COM     1055102  $16,790,813    232,600   SH                  x               1       232,600
ALZA CORP CLASS A       COM    22615108  $ 7,658,500    180,200   SH                  x               1       180,200
AMDOCS LTD              COM     2256908  $ 6,724,375    101,500   SH                  x               1       101,500
AMERICA ONLINE
  INC DEL               COM   00184A105  $ 3,556,560    102,200   SH                  x               1       102,200
AMERICAN EXPRESS CO.    COM    25816109  $12,146,681    221,100   SH                  x               1       221,100
AMERICAN
  INTERNATIONAL
  GROUP                 COM    26874107  $16,583,141    168,250   SH                  x               1       168,250
APEX SILVER MINES
  LIMITED                WT      G04074  $   328,125    375,000   SH                  x               1       375,000
APEX SILVER MINES
  LIMITED               COM     2121556  $ 6,293,813    751,500   SH                  x               1       751,500
APPLERA CORP-APPLIED
  BIOSYS                COM    38020103  $12,848,938    136,600   SH                  x               1       136,600
AXA ORDINARIES          COM    54536107  $19,250,720    133,012   SH                  x               1       133,012
BANC ONE CORP           COM   06423A103  $ 3,702,788    101,100   SH                  x               1       101,100
BANK OF NEW YORK CO     COM    64057102  $16,429,319    297,700   SH                  x               1       297,700
BED BATH AND BEYOND     COM    75896100  $ 5,714,575    255,400   SH                  x               1       255,400
BRISTOL MYERS           COM   110122108  $18,092,506    244,700   SH                  x               1       244,700
BROCADE
  COMMUNICATIONS SYS    COM   111621108  $ 2,717,650     29,600   SH                  x               1        29,600
CALPINE CORP            COM   131347106  $10,202,150    226,400   SH                  x               1       226,400
CERUS CORP              COM   157085101  $13,763,225    182,900   SH                  x               1       182,900
CHARLES SCHWAB CORP     COM   808513105  $ 5,093,313    179,500   SH                  x               1       179,500
CHINA TELECOM (HONG
  KONG)                 COM     6073556  $ 6,338,303  1,160,500   SH                  x               1     1,160,500
CHINA UNICOM - SPON
  ADR                   ADR   16945R104  $ 1,986,825    134,700   SH                  x               1       134,700
CIENA CORPORATION       COM   171779101  $ 9,392,500    115,600   SH                  x               1       115,600
CISCO SYSTEMS, INC.     COM   17275R102  $ 4,857,750    127,000   SH                  x               1       127,000
CITIGROUP INC           COM   172967101  $20,529,678    402,050   SH                  x               1       402,050
CONOCO INC-CL A         COM   208251306  $ 8,335,600    291,200   SH                  x               1       291,200
CORNING INC             COM   219350105  $ 7,694,781    145,700   SH                  x               1       145,700
CORVAS INTERNATIONAL    COM   221005101  $ 9,846,875    685,000   SH                  x               1       685,000
ENRON CORP              COM   293561106  $ 9,526,125    114,600   SH                  x               1       114,600
ESPIRIT HOLDINGS
  LIMITED               COM     6286257  $ 4,752,392  5,574,000   SH                  x               1     5,574,000
ESTEE LAUDER COS INC
  CL-A                  COM   518439104  $ 2,887,244     65,900   SH                  x               1        65,900
FEDEX CORPORATION       COM   31428X106  $ 1,974,024     49,400   SH                  x               1        49,400
AMEX FINANCIAL
  SELECT SPDR           COM   81369Y605  $ 7,050,500    239,000   SH                  x               1       239,000
GEMSTAR INTL GROUP
  LTD                   COM   36866W106  $ 4,483,350     97,200   SH                  x               1        97,200

GENENTECH INC.          COM   368710406  $11,149,200    136,800   SH                  x               1       136,800
GENERAL DYNAMICS
  CORP                  COM   369550108  $20,576,400    263,800   SH                  x               1       263,800
GILLETTE CO             COM   375766102  $ 5,263,413    145,700   SH                  x               1       145,700
GLOBAL TECH
  (HOLDINGS) LTD        COM     6148863  $ 6,520,227  5,650,600   SH                  x               1     5,650,600
GOLDMAN SACHS GROUP
  INC                   COM   38141G104  $ 1,604,063     15,000   SH                  x               1        15,000
GRANT PRIDECO INC       COM   38821G101  $ 8,652,150    394,400   SH                  x               1       394,400
HANG SENG BANK          COM     6408374  $ 9,840,795    731,000   SH                  x               1       731,000
HARTFORD FINANCIAL
  SVCS GRP              COM   416515104  $16,808,750    238,000   SH                  x               1       238,000
HUTCHISON WHAMPOA       COM     6448068  $ 7,214,092    578,590   SH                  x               1       578,590
ING GROEP N.V.          COM     5058877  $10,074,733    126,000   SH                  x               1       126,000
INHALE THERAPEUTIC
  SYS INC               COM   457191104  $15,917,600    315,200   SH                  x               1       315,200
JOHNSON ELECTRIC
  HLDGS                 COM     6281939  $ 8,051,894  5,233,600   SH                  x               1     5,233,600
JULIUS BAER             COM     4116958  $16,131,258      2,944   SH                  x               1         2,944
JUNIPER NETWORKS INC.   COM   48203R104  $ 6,076,213     48,200   SH                  x               1        48,200
KIMBERLY - CLARK
  CORP                  COM   494368103  $ 6,043,995     85,500   SH                  x               1        85,500
KOHL'S CORP
  (WISCONSIN)           COM   500255104  $10,607,900    173,900   SH                  x               1       173,900
LEHMAN BROTHERS INC.    COM   524908100  $11,191,938    165,500   SH                  x               1       165,500
LEXICON GENETICS INC    COM   528872104  $ 2,804,638    168,700   SH                  x               1       168,700
LI & FUNG LTD           COM     6286257  $10,391,257  5,707,600   SH                  x               1     5,707,600
MARSH & MCLENNAN COS    COM   571748102  $13,010,400    111,200   SH                  x               1       111,200
MAXYGEN INC             COM   577776107  $ 2,712,150    110,700   SH                  x               1       110,700
MERRILL LYNCH CO INC    COM   590188108  $ 9,178,038    134,600   SH                  x               1       134,600
MINNESOTA MINING &
  MFG CO                COM   604059105  $ 5,844,250     48,500   SH                  x               1        48,500
MORGAN STANLEY DEAN
  WITTER & CO           COM   617446448  $ 9,628,875    121,500   SH                  x               1       121,500
NABORS INDUSTRIES
  INC.                  COM   629568106  $14,302,470    241,800   SH                  x               1       241,800
NETWORK APPLIANCE       ADR   64120L104  $ 6,932,250    108,000   SH                  x               1       108,000
NEUBERGER BERMAN INC    COM   641234109  $14,380,488    177,400   SH                  x               1       177,400
NTL INCORPORATED        COM   629407107  $ 1,389,716     58,056   SH                  x               1        58,056
NTT DOCOMO SPON ADR     ADR     2256469  $ 5,390,750     62,500   SH                  x               1        62,500
OMI CORP                COM     2256469  $11,280,431  1,752,300   SH                  x               1     1,752,300
ON2.COM INC             COM   68338A107  $   175,508    302,600   SH                  x               1       302,600
ORCHID BIOSCIENCES
  INC                   COM   68571P100  $ 2,028,600    144,900   SH                  x               1       144,900
OSI PHARMACEUTICALS
  INC                   COM   671040103  $14,294,300    178,400   SH                  x               1       178,400
PEOPLESOFT INC          COM   712713106  $10,669,094    286,900   SH                  x               1       286,900
PFIZER INC.             COM   717081103  $17,107,400    371,900   SH                  x               1       371,900
PRECISION CASTPARTS
  CORP                  COM   740189105  $ 6,662,700    158,400   SH                  x               1       158,400
PROVIDIAN FINANCIAL
  CORP                  COM   74406A102  $11,011,250    191,500   SH                  x               1       191,500
R&B FALCON CORP         COM   74912E105  $ 4,862,750    212,000   SH                  x               1       212,000
REDIFF.COM INDIA LTD
  SPON ADR              ADR   757479100  $ 1,183,500    473,400   SH                  x               1       473,400
SAMINA CORP             COM   800907107  $ 4,651,138     60,700   SH                  x               1        60,700
SAP
  AKTIENGESELLSCHAFT
  (SPON ADR)            ADR   803054204  $ 4,349,056    129,100   SH                  x               1       129,100
SCHLUMBERGER LTD        COM   806857108  $ 7,729,956     96,700   SH                  x               1        96,700

SERENA SOFTWARE INC.    COM   817492101  $ 7,719,857    225,500   SH                 x               1       225,500
SIEBEL SYSTEMS INC.     COM   826170102  $ 6,694,875     99,000   SH                 x               1        99,000
SYNTROLEUM CORP         COM   871630109  $ 5,958,500    350,500   SH                 x               1       350,500
TEEKAY SHIPPING CORP    COM     2933795  $10,005,400    263,300   SH                 x               1       263,300
TITAN
  PHARMACEUTICALS
  INC                   COM   888314101  $11,109,717    314,100   SH                 x               1       314,100
TYCO INTERNATIONAL      COM   902124106  $14,618,700    263,400   SH                 x               1       263,400
UNITED TECHNOLOGIES
  CORP                  COM   913017109  $11,919,550    151,600   SH                 x               1       151,600
VERITAS SOFTWARE        COM   923436109  $ 4,331,250     49,500   SH                 x               1        49,500
VODAFONE GROUP (SPON
  ADR)                  ADR   92857W100  $ 6,761,400    188,800   SH                 x               1       188,800
WAL-MART STORES INC.    COM   931142103  $ 5,487,813    103,300   SH                 x               1       103,300
XL CAPITAL LTD          COM     2283401  $17,876,925    204,600   SH                 x               1       204,600

THE FOLLOWING OPTIONS
  LISTED WITH
  RESPECT
  TO MANAGER ABOVE.
TELLABS                 COM   879664100  $   187,500      1,500       (p)            x               1             x
SMURFIT-STONE
  CONTAINER             COM   832727101  $ 1,178,130      4,000       (c)            x               1
ALCOA                   COM    13817101  $ 7,575,000      9,000       (c)            x               1
AFLAC                   COM   001055102  $ 1,800,000      3,200       (c)            x               1
AMERICAN HOME
  PRODUCTS              COM   026609107  $ 3,580,000      4,000       (c)            x               1
AMR                     COM   001765106  $ 1,125,000      4,000       (c)            x               1
ASTRAZENECA             COM   046353108  $ 1,625,000      2,000       (c)            x               1
BANK OF NEW YORK        COM   064057102  $   710,938      3,250       (c)            x               1
BOSTON SCIENTIFIC       COM   101137107  $    25,000      2,000       (c)            x               1
CLIPSAL INDUSTRIES      COM     6205070  $ 5,925,000      3,000       (c)            x               1
DELL COMPUTERS          COM   247025109  $     3,120      1,000       (c)            x               1
DOLLAR TREE STORES      COM   256747106  $   275,000      5,500       (c)            x               1
EBAY                    COM   278642103  $   318,750      1,000       (c)            x               1
ERICSSON                COM   294821400  $   487,520      4,000       (c)            x               1
HOME DEPOT              COM   437076102  $ 2,706,250      7,000       (c)            x               1
HOUSEHOLD
  INTERNATIONAL         COM   441815107  $ 2,137,500      3,000       (c)            x               1
MICRON TECHNOLOGY       COM   595112103  $ 1,959,375      5,500       (c)            x               1
BANK ONE                COM   06423a103  $ 1,043,760      8,500       (c)            x               1
ORACLE                  COM    6839x105  $   187,520      4,000       (c)            x               1
NASDAQ-100 SHARES       COM   631100104  $ 2,093,800     10,000       (c)            x               1
SYMBOL TECHNOLOGIES     COM   871508107  $ 1,406,250      3,000       (c)            x               1
TEXAS INSTRUMENTS       COM   882508104  $ 1,125,000      4,000       (c)            x               1
WAL-MART                COM   931142103  $ 1,100,000      2,000       (c)            x               1